Fair Value Measurements (Details) - Schedule of the black-scholes option model for the private placement warrants - $ / shares	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Schedule of the black-scholes option model for the private placement warrants [Abstract]
Stock price (in Dollars per share)	$ 10.05	$ 9.96
Strike price (in Dollars per share)	$ 11.5	$ 11.5
Probability of completing a Business Combination	100.00%	100.00%
Dividend yield
Term (in years)	4 years 3 months 18 days	4 years 7 months 6 days
Volatility	4.90%	8.70%
Risk-free rate	2.40%	1.20%
Discount for lack of marketability
Fair value of warrants (in Dollars per share)	$ 0.27	$ 0.39